SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Property and Equipment Depreciation Rates
%

Computers and peripheral equipment	20-33
Office furniture and equipment	6 - 20

Schedule of Other Intangible Assets Depreciation Rates
%

Core technology	18
Customer relationships and distribution network	13
Capitalized software development costs (see m below)	33

Schedule of Accumulated Other Comprehensive Income, Net

	Year ended December 31, 2015
	Unrealized gains (losses) on marketable securities		Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance		$183	$(3,625)	$(7,104)	$(10,546)

Other comprehensive income (loss) before reclassifications		(2,081)	(954)	(14,602)	(17,637)
Amounts reclassified from accumulated other comprehensive income		(32)	4,010	-	3,978

Net current-period other comprehensive income (loss)		(2,113)	3,056	(14,602)	(13,659)

Ending balance	$	(1,930)	$(569)	$(21,706)	$(24,205)

	Year ended December 31, 2014
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance	$(60)	$1,593	$10,868	$12,401

Other comprehensive income (loss) before reclassifications	259	(6,770)	(17,972)	(24,483)
Amounts reclassified from accumulated other comprehensive income	(16)	1,552	-	1,536

Net current-period other comprehensive income (loss)	243	(5,218)	(17,972)	(22,947)

Ending balance	$183	$(3,625)	$(7,104)	$(10,546)